Document and Entity Information	Jan. 06, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001889956
Document Type	8-K
Document Period End Date	Jan. 06, 2026
Entity Registrant Name	OneStream, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-42187
Entity Tax Identification Number	87-3199478
Entity Address, Address Line One	191 N. Chester Street
Entity Address, City or Town	Birmingham
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48009
City Area Code	(248)
Local Phone Number	650-1490
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	OS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false